Trade and other current receivables - Summary of Impairment Provision for Trade and Other Receivables (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Trade and other current receivables [abstract]
Provision for impairment of trade and other receivables at beginning of period	€ 278	€ 286
Charge to income statement	34	27
Reduction/releases	(82)	(44)
Reclassifications	(3)	4
Currency translations	(5)	5
Provision for impairment of trade and other receivables at end of period	€ 222	€ 278